Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 28, 2010
Basis of Presentation (Additional Textual) [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Shareholders' equity, reverse stock split	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.
Daily average required reserve	$ 18.0	$ 18.1
Period of loan to defer origination cost	12 months or less
Charge off impaired loans days	180 days
Percentage of benefits from tax positions	50.00%
Equipment [Member]
Basis of Presentation (Textual) [Abstract]
Useful lives of the related assets	3 years
Premises [Member]
Basis of Presentation (Textual) [Abstract]
Useful lives of the related assets	40 years
Maximum [Member]
Basis of Presentation (Textual) [Abstract]
Estimated useful lives of intangible assets	8 years
Minimum [Member]
Basis of Presentation (Textual) [Abstract]
Estimated useful lives of intangible assets	3 years